Loans (Recorded Investment In loans By Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Notes And Loans Receivable [Line Items]
Subtotal	$ 303,684	$ 263,401
Less: ALLL	(6,620)	(6,316)	$ (5,729)
Loans, net	297,064	257,085
Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	43,744	46,532
Less: ALLL	(1,380)	(1,346)	(1,759)
Single-Family Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	81,985	51,445
Less: ALLL	(691)	(634)	(120)
Multi-Family Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	28,950	28,790
Less: ALLL	(705)	(818)	(1,262)
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	96,488	91,119
Less: ALLL	(2,710)	(2,541)	(2,325)
Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	24,662	23,641
Less: ALLL	(561)	(442)	(119)
Home Equity Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	21,837	16,898
Less: ALLL	(474)	(441)	(139)
Other Consumer [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	6,018	4,976
Less: ALLL	$ (99)	$ (94)	$ (5)